Average Annual Total Returns - Federated Hermes Global Total Return Bond Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Start ofPerformance	IS Inception Date	Bloomberg Barclays Global Aggregate Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays Global Aggregate Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays Global Aggregate Index(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays Global Aggregate Index(reflects no deduction for fees, expenses or taxes) Start ofPerformance
Total	3.91%	2.41%	0.45%	3.26%	1.79%	(0.17%)	2.31%	1.56%	0.09%	7.04%	2.59%	0.16%	9.10%			4.71%	Dec. 16, 2016	9.20%	[1]	4.79%	[1]	2.83%	[1]	[1]

[1]	The Bloomberg Barclays Global Aggregate Index provides a broad-based measure of the global investment-grade, fixed-income markets.